Loans Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
LOANS PAYABLE

NOTE 9 – LOANS PAYABLE

As of December 31, 2020, current portion of long-term loans refers to $4,571,452 due to Agricultural Bank of China (“ABC”), which is collateralized with land use rights and guaranteed by Mr. Lirong Wang, the CEO and fully settled for the six months ended June 30, 2021.

The Company has been in “default” with the loan payable to ABC. The bank has taken legal action against the Company and on April 26, 2020, the bank has been awarded a judgment by the PRC courts for $5,609,770 (RMB 36,683,409). This amount has been settled in April 2021 upon completion of the auction sale of the collateralized land use right and related building in Shanghai city.

The loan agreement was entered into between Agricultural Bank of China (“ABC”) and one of the VIEs Shanghai Zongbao Environment Company Engineering Co., Ltd. (“Zongbao”) on October 29, 2014 (the “Loan Agreement”) for a total loan amount of RMB 45 Million (approximately US$6.43 million) at a floating interest rate of 20% premium to the base rate published by the People’s Bank of China for loans of the same tenure and same loan grade per annum (the “Loan”). The loan was given as part of a project financing for the construction of production facility and the development of our fertilizer business. Pursuant to the Loan Agreement, Zongbao was obligated to make repayments based on the following schedule:

●	RMB 2 million on August 25, 2016,

●	RMB 3 million on February 25, 2017,

●	RMB 5 million on August 25, 2017,

●	RMB 5 million on February 25, 2018,

●	RMB 8 million on August 25, 2018,

●	RMB 10 million on February 25, 2019,

●	RMB 12 million on September 25, 2019.

Zongbao repaid the loan as scheduled through September 30, 2017 (total RMB 10 Million). However, a local government policy was later implemented in the Industrial Park where the Company’s then newly-built facility is located. Because the Industrial Park shifted its focus to concentrate on businesses relating to food production, machinery and renewable energy, Company’s organic fertilizer business was not permitted. It is very common for China and large cities such as Shanghai to implement such sudden policy change to promote the development of industrial park characteristics. Because of this regulatory change and the Company’s inability to satisfy the use of proceeds based on the new policy, Agricultural Bank of China initiated the “default” of the Loan Agreement and commenced legal action against Zongbao and its guarantors on January 18, 2018 to demand early repayment of the remaining RMB 35 Million. In addition, as a condition of the loan, if the borrower fails to repay the principal of the loan within the time limit specified in the contract, the interest on the overdue loan will rise by 50%. If the borrower’s default causes the creditor to resort to litigation and other methods to realize the creditor’s rights, the lender’s attorney fees, travel expenses, and other enforcement fees shall be borne by the borrower.

The land and production facility of Zongbao was collateralized to secure the loan. In addition, the Loan Agreement was guaranteed personally by Mr. Lirong Wang (as the legal representative) and affiliated entities, Shanghai Muliang Industrial Co., Ltd., and Weihai Fukang Biological Fertilizer Co., Ltd. (“Weihai Fukang”). It is a common practice in China for the banks to demand a personal guarantee for these types of financing. See Note 16 for further information.

As of September 30, 2021, the amount of $279,555 represents the long-term loan owed to Ms. Hui Song. The amount owed to Ms. Hui Song is non-interest bearing, unsecured, and is expected to be due more than one year afterward.

Long-term loan and current portion of long-term loan consisted of the following:

	September 30,	December 31,
	2021	2020
Loan payable to Agricultural Bank of China, annual interest rate ranges from 6% to 7.2%	$-	$4,571,452
Loan payable to Rushan City Rural Credit Union, annual interest 8.7875%, due by July 18, 2022.	1,156,938	1,144,363
Long-term loans due to individuals and entities without interest	279,555	281,112
	1,436,493	5,996,927
Current portion of long-term loans payable	1,156,938	4,571,452
Total, net	$279,555	$1,425,475

As of September 30, 2021, the Company’s future loan obligations according to the terms of the loan agreement are as follows:

within 1 year	$1,156,938
1-2 years	279,555
3 years	-
Total	$1,436,493

The Company recognized interest expenses of $91,529 and $344,179 for the nine months ended September 30, 2021 and 2020, respectively.

NOTE 9 – LOANS

As of December 31, 2020, current portion of long-term loans refers to $4,571,452 due to Agricultural Bank of China (“ABC”), which is collateralized with land use rights and guaranteed by Mr. Lirong Wang, the CEO.

The Company has been in “default” with the loan payable to ABC. The bank has taken legal action against the Company and on April 26, 2020, the bank has been awarded a judgment by the PRC courts for $4,359,925 (RMB 30,301,044). This amount is expected to be fully settled in April 2021 upon completion of the auction sale of the collateralized land use right and related building in Shanghai city.

The loan agreement was entered into between Agricultural Bank of China (“ABC”) and one of the VIEs Shanghai Zongbao Environment Company Engineering Co., Ltd. (“Zongbao”) on October 29, 2014 (the “Loan Agreement”) for a total loan amount of RMB 45 Million (approximately US$6.43 million) at a floating interest rate of 20% premium to the base rate published by the People’s Bank of China for loans of the same tenure and same loan grade per annum (the “Loan”). The loan was given as part of a project financing for the construction of production facility and the development of our fertilizer business. Pursuant to the Loan Agreement, Zongbao was obligated to make repayments based on the following schedule:

●	RMB 2 million on August 25, 2016,

●	RMB 3 million on February 25, 2017,

●	RMB 5 million on August 25, 2017,

●	RMB 5 million on February 25, 2018,

●	RMB 8 million on August 25, 2018,

●	RMB 10 million on February 25, 2019,

●	RMB 12 million on September 25, 2019.

Zongbao repaid the loan as scheduled through September 30, 2017 (total RMB 10 Million). However, a local government policy was later implemented in the Industrial Park where the Company’s then newly-built facility is located. Because the Industrial Park shifted its focus to concentrate on businesses relating to food production, machinery and renewable energy, Company’s organic fertilizer business was not permitted. It is very common for China and large cities such as Shanghai to implement such sudden policy change to promote the development of industrial park characteristics. Because of this regulatory change and Company’s inability to satisfy the use of proceeds based on the new policy, Agricultural Bank of China initiated on the “default” of the Loan Agreement and commenced legal action against Zongbao and its guarantors on January 18, 2018 to demand early repayment of the remaining RMB 35 Million. In addition, as a condition of the loan, if the borrower fails to repay the principal of the loan within the time limit specified in the contract, the interest on the overdue loan will rise by 50%. If the borrower’s default causes the creditor to resort to litigation and other methods to realize the creditor’s rights, the lender’s attorney fees, travel expenses, and other enforcement fees shall be borne by the borrower.

The land and production facility of Zongbao was collateralized to secure the loan. In addition, the Loan Agreement was guaranteed personally by Mr. Lirong Wang (as the legal representative) and affiliated entities, Shanghai Muliang Industrial Co., Ltd., and Weihai Fukang Biological Fertilizer Co., Ltd. (“Weihai Fukang”). It is a common practice in China for the banks to demand a personal guarantee for these types of financing. See Note 16 for further information.

As of December 31, 2020, the amount of $281,112 represents the long-term loan owed to Ms. Hui Song. The amount owed to Ms. Hui Song is non-interest bearing, unsecured, and due after December 31, 2020.

Long-term loan and current portion of long-term loan consisted of the following:

	December 31,	December 31,
	2020	2019
Loan payable to Agricultural Bank of China, annual interest rate ranges from 6% to 7.2%	$4,571,452	$4,294,707
Loan payable to Rushan City Rural Credit Union, annual interest 8.7875%, due by July 18, 2022.	1,144,363	1,079,152
Long-term loans and interest payable to individuals and entities without interest	281,112	1,855,294
	5,996,927	7,229,153
Less: Current portion of long-term loans payable	4,571,452	5,373,859
Total, net	$1,425,475	$1,855,294

As of December 31, 2020, the Company’s future loan obligations according to the terms of the loan agreement are as follows:

Year 1	$4,571,452
Year 2	1,425,475
Total	$5,996,927

The Company recognized interest expenses of $700,030 and $452,470 for the years ended December 31, 2020 and 2019, respectively.